UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 31, 2014 to January 29, 2015

Commission File Number of issuing entity:	333-188984-01

SCOTIABANK COVERED BOND GUARANTOR LIMITED PARTNERSHIP
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-188984

THE BANK OF NOVA SCOTIA
(Exact name of depositor and sponsor as specified in its charter)

Ontario, Canada	Not applicable
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

40 King Street West, 64th Floor, Toronto, Ontario, Canada M5H 1H1	M5H 1H1
(Address of principal executive offices of the issuing entity)	(Zip Code)

(416) 866-3672
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Not applicable	☐	☐	Ö

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes Ö  No ☐

SEC 2503 (03-05)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein, and is incorporated by reference herein from the Monthly Investor Report that is filed as Exhibit 99.1 to this Form 10-D.

The Bank of Nova Scotia (the “Bank”) made the following distributions during the reporting period on outstanding Series of Covered Bonds:

None

PART II – OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

During the period covered by this report, the issuing entity guaranteed and the Bank issued (i) on January 13, 2015, GBP300,000,000 Floating Rate Covered Bonds due November 2, 2017 and (ii) on January 21, 2015, AUD600,000,000 Floating Rate Covered Bonds due January 21, 2020.

The net proceeds from the sale of the Covered Bonds were added to the Bank's general working capital and will be used for general working capital purposes.

Item 9. Exhibits.

 99.1           Monthly Investor Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrants have duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

SCOTIABANK COVERED BOND GUARANTOR LIMITED PARTNERSHIP
(Issuing entity)

Date:	February 13, 2015	By:	THE BANK OF NOVA SCOTIA
(Servicer)

/s/ Ian Berry
(Signature) Ian Berry Managing Director & Head, Funding